Consolidated Balance Sheets - DKK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Intangible assets	kr 254.0	kr 338.0
Property and equipment	621.0	453.0
Right-of-use assets	354.0	283.0
Receivables	27.0	20.0
Deferred tax assets	264.0	177.0
Other investments	371.0	1,081.0
Total non-current assets	1,891.0	2,352.0
Corporate tax receivable	31.0	249.0
Receivables	3,367.0	2,463.0
Marketable securities	10,381.0	8,819.0
Cash and cash equivalents	8,957.0	7,260.0
Total current assets	22,736.0	18,791.0
Total assets	24,627.0	21,143.0
SHAREHOLDERS' EQUITY AND LIABILITIES
Share capital	65.7	65.5
Share premium	12,029.0	11,894.0
Other reserves	81.0	54.0
Retained earnings	10,020.0	7,107.0
Total shareholders' equity	22,196.0	19,121.0
Provisions	13.0	4.0
Lease liabilities	363.0	277.0
Deferred revenue	487.0	487.0
Other payables		1.0
Total non-current liabilities	863.0	769.0
Lease liabilities	62.0	42.0
Deferred revenue	26.0	26.0
Other payables	1,480.0	1,185.0
Total current liabilities	1,568.0	1,253.0
Total liabilities	2,431.0	2,022.0
Total shareholders' equity and liabilities	kr 24,627.0	kr 21,143.0